LEASE - Build-to-suit leases (Details) ¥ in Thousands	2 Months Ended	12 Months Ended	33 Months Ended
	Aug. 31, 2018 CNY (¥) lease	Dec. 31, 2019 CNY (¥) lease	Oct. 31, 2017 lease
Build-to-suit leases
Finance Lease, Liability		¥ 4,663,508
Operating Lease, Liability		765,137
Shanghai 6 Lease and Shanghai 7 Lease
Build-to-suit leases
Number of buildings leased under build-to-suit lease | lease			4
Shanghai 7
Build-to-suit leases
Finance Lease, Liability		108,160
Operating Lease, Liability		¥ 132,196
Shanghai 12 Lease and Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Number of buildings leased under build-to-suit lease | lease	2		2
Rent paid	¥ 0
Shanghai 12 Lease, Build-to-suit
Build-to-suit leases
Lease terms	15 years 8 months 12 days
Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Lease terms	20 years
Hebei equipment lease
Build-to-suit leases
Number of leases agreements under third-party developer-lessor | lease		5
Number of leases agreements with third-party lessor | lease		2